Segment information - Revenue by location of customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	£ 11,302	£ 10,858	£ 9,545
UK
Disclosure of operating segments [line items]
Revenue	381	348	327
US
Disclosure of operating segments [line items]
Revenue	3,755	3,692	3,187
China
Disclosure of operating segments [line items]
Revenue	966	907	801
Rest of World
Disclosure of operating segments [line items]
Revenue	£ 6,200	£ 5,911	£ 5,230